Servicing Activities and Mortgage Servicing Rights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Servicing Assets at Amortized Value

A summary of MSR activities for the three and six months ended June 30, 2012 and 2011 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Balance, beginning of period	$462,420	$568,645	$489,496	$573,196
Originated servicing rights capitalized upon sale of loans	18,498	7,041	37,027	26,657
Amortization	(34,142)	(21,429)	(63,481)	(44,217)
Increase in valuation allowance	(30,135)	—	(45,279)	—
Other	(679)	(938)	(1,801)	(2,317)

Balance, end of period	$415,962	$553,319	$415,962	$553,319

Valuation Allowance:
Balance, beginning of period	$54,599		$39,455
Increase in valuation allowance	30,135		45,279

Balance, end of period	$84,734		$84,734

A summary of MSR activities for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Balance, beginning of year	$573,196	$503,646	$355,970
Acquired servicing rights	—	92,588	126,737
Originated servicing rights capitalized upon sale of loans	56,268	71,804	86,735
Amortization	(96,022)	(93,147)	(65,464)
Valuation allowance	(39,455)	—	—
Other	(4,491)	(1,695)	(332)

Balance, end of year	$489,496	$573,196	$503,646

Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement

For loans securitized and sold for the three and six months ended June 30, 2012 and 2011 with servicing retained, management used the following assumptions to determine the fair value of MSR at the date of securitization:

	Three Months Ended June 30, 2012			Six Months Ended June 30, 2012
Average discount rates	8.77%	-	8.88%	8.60%	-	9.14%
Expected prepayment speeds	10.50%	-	12.07%	10.13%	-	14.62%
Weighted-average life in years	6.03	-	6.65	5.46	-	6.70

	Three Months Ended June 30, 2011			Six Months Ended June 30, 2011
Average discount rates	8.55%	-	8.80%	8.04%	-	8.80%
Expected prepayment speeds	9.79%	-	15.97%	7.33%	-	15.97%
Weighted-average life in years	5.05	-	6.64	5.05	-	8.14

For loans securitized and sold in 2011 with servicing retained, management used the following assumptions to determine the fair value of MSR at the date of securitization:

2011
Average discount rates	8.04% - 9.47%
Expected prepayment speeds	7.33% - 15.97%
Weighted-average life in years	5.05 - 8.14

Fair Value Inputs, Assets, Quantitative Information

The characteristics used in estimating the fair value of the MSR portfolio at June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012	December 31, 2011
Unpaid principal balance	$45,146,000	$47,818,000
Gross weighted-average coupon	4.81%	4.98%
Weighted-average servicing fee	0.30%	0.31%
Expected prepayment speed (1)	13.89%	12.74%

(1)

The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a recurring basis at June 30, 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
FDIC clawback liability	$46,738	Discounted cash flow	Servicing cost	$6,272 - $14,219(1)
Indemnification asset	$9,383	Discounted cash flow	Reinstatement rate	5.96% - 67.90%(2)
			Loss duration (in months)	8 - 45(2)
			Loss severity(3)	2.37% - 16.64%(2)

(1)	The range represents the sum of the highest and lowest servicing cost values for all tranches that we use in our valuation process. The servicing cost represents 1% of projected unpaid principal balance (UPB) of the underlying loans.
(2)	The range represents the sum of the highest and lowest values for all tranches that we use in our valuation process.
(3)	Loss severity represents the interest loss severity as a percentage of UPB.

The characteristics used in estimating the fair value of the loan servicing portfolio at December 31, 2011 and 2010 are as follows:

	2011	2010
Unpaid principal balance	$53,066,000	$56,365,000
Gross weighted-average coupon	4.98%	5.13%
Weighted-average servicing fee	0.31%	0.32%
Estimated prepayment speed	12.74%	11.64%

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets

A sensitivity analysis of the Company’s fair value of mortgage servicing rights to hypothetical adverse changes of 10% and 20% to the weighted-average of certain key assumptions as of June 30, 2012 and December 31, 2011 is presented below.

	June 30, 2012	December 31, 2011
Prepayment Rate
10% adverse rate change	$24,139	$26,955
20% adverse rate change	46,249	51,872
Discount Rate
10% adverse rate change	15,088	18,306
20% adverse rate change	29,127	35,336

Loan Servicing Income

Components of loan servicing fee income for the three and six months ended June 30, 2012 and 2011 are presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Contractually specified service fees, net	$33,686	$37,563	$69,071	$75,613
Other ancillary fees	8,247	8,678	17,866	19,005
Other	550	516	1,102	1,015

	$42,483	$46,757	$88,039	$95,633

Components of loan servicing fee income for the years ended December 31, 2011, 2010 and 2009 are presented below:

	2011	2010	2009
Contractually specified service fees, net	$149,065	$157,961	$114,012
Other ancillary fees	38,233	50,470	41,012
Other	2,141	2,413	2,660

	$189,439	$210,844	$157,684